Shareholder Report, Line Graph (Details) 74200009300_Franklin U.S. Government Securities Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 10,670	$ 9,658	$ 9,681	$ 11,050	$ 11,132	$ 10,784	$ 10,070	$ 10,218	$ 10,249	$ 10,000	$ 10,954
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government - Intermediate Index
Accumulated Value	$ 11,271	$ 10,405	$ 10,268	$ 11,306	$ 11,459	$ 10,812	$ 10,056	$ 10,176	$ 10,244	$ 10,000	$ 11,667